CMG LARGE CAP GROWTH FUND
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED DECEMBER 1, 2004
                   (REPLACING SUPPLEMENT DATED JUNE 24, 2005)


1. The section entitled "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" for the Fund is revised in its entirety and replaced with the following:

Paul J. Berlinguet, a senior vice president of Columbia Management and head of Columbia Management's Small-Cap Growth Team and Large-Cap Growth Team, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management or its predecessors since October, 2003. Prior to October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Edward P. Hickey, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Hickey has been associated with Columbia Management or its predecessors since November, 1998.

Roger R. Sullivan, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Management since January, 2005. Prior to January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December, 2004.

Mary-Ann Ward, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Ms. Ward has been associated with Columbia Management or its predecessors since July, 1997.

John T. Wilson, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since August, 2005. Mr. Wilson has been associated with Columbia Management since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.



SUP-47/89941-0805                                              August 19, 2005

                              CMG ENHANCED S&P 500 INDEX FUND
                                        (THE "FUND")
                       SUPPLEMENT TO PROSPECTUS DATED DECEMBER 1, 2004
                          (REPLACING SUPPLEMENT DATED JUNE 21, 2005)


1. The section entitled "INFORMATION ABOUT THE FUNDS: CMG ENHANCED S&P 500 INDEX FUND: PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks that are included in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Fund may also hold stocks included in the Frank Russell 1000 Index ("Russell 1000").

The Fund's investment advisor tries to maintain a portfolio that matches the risk characteristics of the S&P 500(R) Index. The advisor will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500(R) Index and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

In selecting investments for the Fund, the advisor uses quantitative analysis to evaluate the attractiveness of each potential investment. The advisor may examine a wide variety of factors classified, for example, as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and/or earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The Fund seeks to hold a higher percentage of attractive investments than the index and a lesser percentage, or none, of less attractive investments. In all cases, investments are selected with the intention of increasing return relative to the S&P 500(R) Index and/or reducing portfolio volatility relative to the S&P 500(R) Index.

The Fund may invest up to 10% of its total assets in foreign securities.

In addition, the advisor believes capital market inefficiencies may exist and may sometimes be exploited by using a variety of derivative instruments.

The advisor tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

The advisor may sell a stock when it believes other stocks in the index are more attractive investments, when the stock is removed from the index, or for other reasons.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "More About The Funds."

2. The following paragraph is added to the section entitled "INFORMATION ABOUT THE FUNDS: CMG ENHANCED S&P 500 INDEX FUND: RISK FACTORS":

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

3. The section entitled "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" for the Fund is revised in its entirety and replaced with the following:

     Vikram J. Kuriyan, PhD, a portfolio manager of Columbia Management, is the manager for the Fund and has managed the Fund since June, 2005. Dr. Kuriyan has been associated with Columbia Management or its predecessors since January, 2000.


SUP-47/90124-0805                                         August 19, 2005

                          CMG ENHANCED S&P 500 INDEX FUND
                                    (THE "FUND")
  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2004

1. The column for the Fund in the Securities and Investment Practices table under the section entitled "DESCRIPTION OF THE FUNDS: INVESTMENT OBJECTIVES, POLICIES AND RISKS: Chart of Securities and Investment Practices" is revised in its entirety as follows:

------------------------------------------------------------------------- -------------------
                                                                            500 Index Fund
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------

Domestic Equities                                                                 +
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Investment Grade Securities                                                       *
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
High Yield/Non-Investment Grade Securities                                        O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
U.S. Government Securities *
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Foreign Government Securities                                                     X
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Domestic Bank Obligations                                                         *
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Commercial Paper                                                                  *
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Mortgage Backed Securities                                                        O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
CMOs                                                                              X
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Asset Backed Securities                                                           O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Floating or Variable Rate                                                         O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Loan Transactions                                                                 O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Options & Financial Futures & Swaps & Swaptions                                   O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
ADRs, GDRs and NASDAQ-listed foreign securities(1)                                O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Foreign Equities(1)                                                               +
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
  Developed Markets(2)                                                            +
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
  Emerging Markets                                                                NA
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Foreign Fixed Income Securities                                                   O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Currency Contracts
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
  Hedging                                                                         NA
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
  Speculation                                                                     X
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
  Spot Basis                                                                      NA
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Repurchase Agreements                                                             O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Restricted/ Illiquid (excluding 144A from definition of illiquid)                10%
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Convertible Securities                                                            O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Unseasoned/less than three years operating history                               5%(3)
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Small Companies                                                                   O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Dollar Roll Transactions                                                          O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
REITs                                                                             O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
When-Issued Securities                                                            O
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Zero Coupon/Pay in Kind                                                           X
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Municipal Bonds                                                                   X
------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------- -------------------
Borrowing                                                                         5%
------------------------------------------------------------------------- -------------------

       +        Permitted - Part of principal investment strategy
       X        Not currently permitted
       O        Permitted - Not a principal investment strategy
       *        Temporary Investment or cash management purposes
       %        Percentage of net assets (unless total assets specified) that fund may invest
       NA       Not applicable


(1)Any limitation on foreign investments includes investments in both foreign securities purchased in foreign markets and ADRs, GDRs and NASDAQ-listed foreign securities.
(2)ADRs, GDRs and NASDAQ-listed foreign securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.
(3)Percentage is based on total assets.


SUP-39/90201-0805                                           August 19, 2005